CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash	$ 126,745	$ 0
Prepaid expenses	465,382	0
Total Current Assets	592,127	0
Deferred offering costs	0	100,346
Cash and Marketable securities held in Trust Account	828,096,607	0
TOTAL ASSETS	828,688,734	100,346
Current liabilities
Accrued expenses	1,807,280	0
Accrued offering costs	0	100,346
Advance from related party	0	17,631
Promissory note - related party		0
Total Current Liabilities	1,807,280	117,977
Deferred underwriting fee payable	28,980,000	0
TOTAL LIABILITIES	30,787,280	117,977
Commitments
Shareholder's Equity (Deficit)
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	7,364,781	0
Accumulated deficit	(2,367,200)	(17,631)
Total Shareholder's Equity (Deficit)	5,000,003	(17,631)
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY (DEFICIT)	828,688,734	100,346
Common Class A
Current liabilities
Class A ordinary shares subject to possible redemption, 79,280,895 and no shares at redemption value at September 30, 2020 and December 31, 2019, respectively	792,901,451	0
Shareholder's Equity (Deficit)
Common Stock, Value, Issued	352	0
Common Class B
Shareholder's Equity (Deficit)
Common Stock, Value, Issued	$ 2,070	$ 0